LION BATTERY TECHNOLOGIES INC. (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Jul. 12, 2019	Jun. 30, 2020	Feb. 28, 2021
Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Additional number of common stock issued for investment	400,000
Additional common stock price per share	$ 0.01
Maximum investment in new venture	$ 4,000
Amount of investment allocated to general and administrative expenses	1,000
Preferred stock received for investment, value	$ 550	$ 350	$ 350
Preferred stock received for investment	1,100,000	700,000	700,000
Preferred stock price per share	$ 0.50	$ 0.50	$ 0.50
Proportion of ownership interest in joint venture			54.00%
Payment of fees per month	$ 3
Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program	$ 3,000		$ 2,380
First tranche funding [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program			1,000
One-time fee			50
Second Tranche of Funding in August 2020 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program			667
Third Tranche of Funding in January 2021 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program			$ 667